UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):        [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     White River Investment Partners, LLC
Address:  2288 Union Street
          San Francisco, CA  94123

Form 13F File Number:  028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Allen Benello
Title:    Managing Partner
Phone:    415/440-1659

Signature, Place and Date of Signing:


     /s/ Allen Benello            San Francisco, CA      November 12, 2009
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:   $59,100 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE - THIRD QUARTER 2009


                                TITLE                            SHARES/
                                 OF                    VALUE    PRINCIPAL  SH/  PUT/  INVSMT  OTH     VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP     (x$1000)   AMOUNT    PRN  CALL  DSCRTN  MGRS   SOLE  SHARED  NONE
=======================================================================================================================

ACERGY SA-SPONS ADR             EQUITY    00443E104   $  2,400   190,000    SH         SOLE         190,000
ATA INC-SPONS ADR               EQUITY    00211V106   $    733   130,827    SH         SOLE         130,827
BRF-BRASIL FOODS SA-ADR         EQUITY    10552T107   $  2,796    52,500    SH         SOLE          52,500
BRIDGEPOINT EDUCATION INC       EQUITY    10807M105   $    496    32,500    SH         SOLE          32,500
CHINAEDU CORP-SPONS ADR         EQUITY    16945L107   $    121    17,337    SH         SOLE          17,337
COMPASS MINERALS INTERNATIONAL  EQUITY    20451N101   $  2,157    35,000    SH         SOLE          35,000
CALPINE CORP                    EQUITY    131347304   $  2,419   210,000    SH         SOLE         210,000
COGNIZANT TECH SOLUTIONS-A      EQUITY    192446102   $    483    12,500    SH         SOLE          12,500
CONTANGO OIL & GAS              EQUITY    21075N204   $  3,115    61,000    SH         SOLE          61,000
CROSSTEX ENERGY INC             EQUITY    22765Y104   $  1,531   289,903    SH         SOLE         289,903
CROSSTEX ENERGY INC             EQUITY    22765U102   $      -    25,000    SH  CALL   SOLE          25,000
DUPONT FABROS TECHNOLOGY        EQUITY    26613Q106   $ 12,873   965,742    SH         SOLE         965,742
EMDEON INC-CL A                 EQUITY    29084T104   $    729    45,000    SH         SOLE          45,000
HUNTSMAN CORP                   EQUITY    447011107   $  1,048   115,000    SH         SOLE         115,000
IMS HEALTH INC                  EQUITY    449934108   $  1,765   115,000    SH         SOLE         115,000
INNOPHOS HOLDINGS INC           EQUITY    45774N108   $    549    29,678    SH         SOLE          29,678
ITAU UNIBANCO HLDG-PREF ADR     EQUITY    465562106   $  1,008    50,000    SH         SOLE          50,000
GRAND CANYON EDUCATION INC      EQUITY    38526M106   $    669    37,500    SH         SOLE          37,500
LORAL SPACE & COMMUNICATIONS    EQUITY    543881106   $    351    12,755    SH         SOLE          12,755
MDS INC                         EQUITY    55269P302   $  2,062   251,800    SH         SOLE         251,800
MOSAIC COMPANY                  EQUITY    61945A107   $  4,110    85,500    SH         SOLE          85,500
PDL BIOPHARMA INC               EQUITY    69329y104   $  1,651   209,500    SH         SOLE         209,500
POTASH CORP OF SASKATCHEWAN     EQUITY    73755L107   $  1,355    15,000    SH         SOLE          15,000
ROSS STORES INC                 EQUITY    778296103   $  3,105    65,000    SH         SOLE          65,000
SILVER WHEATON CORP             EQUITY    828336107   $    944    75,000    SH         SOLE          75,000
VARIAN MEDICAL SYSTEMS INC      EQUITY    92220P105   $  3,792    90,000    SH         SOLE          90,000
WASHINGTON POST-CL B            EQUITY    939640108   $  2,200     4,700    SH         SOLE           4,700
WELLS FARGO & CO                EQUITY    949746101   $  3,100   110,000    SH         SOLE         110,000
WIPRO LTD-ADR                   EQUITY    97651M109   $    718    40,000    SH         SOLE          40,000
HORSEHEAD HOLDING CORP          EQUITY    440694305   $    820    70,000    SH         SOLE          70,000